Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Dec. 12, 2023	Nov. 30, 2023	Sep. 19, 2023	Mar. 22, 2023	Mar. 21, 2023	Nov. 30, 2022	Sep. 13, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Dec. 12, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Jul. 29, 2015	Nov. 30, 2014
C000247940
Account Value [Line Items]
Line Graph and Table Measure Name	AB International Low Volatility Equity ETF
Account Value	$ 17,037		$ 14,366				$ 13,185		$ 14,713	$ 13,296	$ 12,900		$ 11,710	$ 12,093	$ 9,734	$ 9,760	$ 10,000
C000247934
Account Value [Line Items]
Line Graph and Table Measure Name	AB Short Duration High Yield ETF
Account Value	$ 14,647		13,286				12,221		13,152	12,677	12,188		11,305	11,235	10,724	10,033		$ 10,000
C000247935
Account Value [Line Items]
Line Graph and Table Measure Name	AB Short Duration Income ETF
Account Value	$ 11,673		10,914				10,392		11,106	11,049	10,704	$ 10,000
C000245882
Account Value [Line Items]
Line Graph and Table Measure Name	AB Conservative Buffer ETF
Account Value	$ 11,220	$ 10,000
C000245883
Account Value [Line Items]
Line Graph and Table Measure Name	AB Core Plus Bond ETF
Account Value	$ 10,618	10,000
C000245884
Account Value [Line Items]
Line Graph and Table Measure Name	AB Corporate Bond ETF
Account Value	$ 10,845	10,000
C000240507
Account Value [Line Items]
Line Graph and Table Measure Name	AB Disruptors ETF
Account Value	$ 16,660		11,546			$ 10,000
C000241312
Account Value [Line Items]
Line Graph and Table Measure Name	AB High Yield ETF
Account Value	$ 16,244		14,391				13,335		14,697	13,725	12,676		11,521	11,463	10,639	9,632		10,000
C000245885
Account Value [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Intermediate Municipal ETF
Account Value	$ 10,602	10,000
C000245886
Account Value [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Long Municipal ETF
Account Value	$ 10,650	10,000
C000237018
Account Value [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Short Duration Municipal ETF
Account Value	$ 10,791		10,364				10,022	$ 10,000
C000237019
Account Value [Line Items]
Line Graph and Table Measure Name	AB Ultra Short Income ETF
Account Value	$ 11,243		10,616				10,046	10,000
C000240508
Account Value [Line Items]
Line Graph and Table Measure Name	AB US High Dividend ETF
Account Value	$ 15,585		11,374			10,000
C000241953
Account Value [Line Items]
Line Graph and Table Measure Name	AB US Large Cap Strategic Equities ETF
Account Value	$ 13,954		10,392	$ 10,000
C000240509
Account Value [Line Items]
Line Graph and Table Measure Name	AB US Low Volatility Equity ETF
Account Value	$ 14,690		11,609		$ 10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,920		14,655				13,042		14,515	13,104	12,319		10,956	11,901	9,351	9,706	$ 10,000
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 12,972		11,939				11,529		13,637	13,710	12,491		10,782	11,120	10,475	10,016		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,989		9,580				9,468		10,863	10,990	10,244	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,165	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,561	10,000
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 10,711	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 14,138		11,210			10,000
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 12,972		11,939				11,529		13,637	13,710	12,491		10,782	11,120	10,475	10,016		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,433	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,433	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,058		10,539				10,106	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,750		10,059				9,942	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,452		11,541			10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,808		10,313	$ 10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,452		11,541		$ 10,000
Alliance Bernstein Index: Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
Account Value	$ 16,216		14,465				13,337		13,930	13,075	12,509		11,843	11,541	10,697	9,590		10,000
Alliance Bernstein Index: Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index
Account Value	$ 11,302		10,707				10,369		10,995	11,067	10,565	$ 10,000
AllianceBernstein Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 15,004		11,633			$ 10,000
AllianceBernstein Index: Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Account Value	$ 16,377		14,530				13,368		$ 14,683	$ 13,948	$ 13,015		$ 11,867	$ 11,824	$ 10,832	$ 9,662		$ 10,000
AllianceBernstein Index: Bloomberg 20 Year (17-22) Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 20 Year (17-22) Municipal Index
Account Value	$ 10,561	$ 10,000
AllianceBernstein Index: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index
Account Value	$ 10,657		10,308				10,031	10,000
AllianceBernstein Index: FTSE 3-Month US T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month US T-Bill Index
Account Value	$ 11,165		$ 10,580				$ 10,065	$ 10,000